ERShares Non-US Small Cap ETF
Investment Objective
The ERShares Non-US Small Cap ETF (the “Fund”) is an exchange-traded Fund that seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Entrepreneur Non-US Small Cap Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Most investors will incur brokerage commissions when buying or selling Shares, which are not reflected in the table set forth below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ERShares Non-US Small Cap ETF Class
Management Fee	0.75%	[1]
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.75%
[1]	The management fee is structured as a "unified fee," out of which the Fund's advisor pays all of the ordinary operating expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This example (the “Example”) is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions or other transaction costs that you pay when purchasing or selling Shares.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
ERShares Non-US Small Cap ETF | Class | USD ($)	77	240

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies
The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Entrepreneur Non-US Small Cap Index (the “Entrepreneur Non-US Small Cap Index” or the “Index”).  The Entrepreneur Non-US Small Cap Index is market capitalization weighted index that was developed by, and is maintained by, EntrepreneurShares, LLC, an affiliate of Capital Impact Advisors, LLC (the “Advisor”), and is licensed exclusively to the Advisor for use as an investment strategy.  The Index comprises 50 non-U.S. companies from around the World with market capitalizations between $300 million and $5 billion USD, that have the highest rank based on the six investment style factors discussed below.  Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Entrepreneur Non-US Small Cap Index.

The performance of the Entrepreneur Non-US Small Cap Index reflects the price appreciation of the securities in the Index, which is the total appreciation realized in the securities over the time they are in the Index, and the total return, which is capital appreciation and investment income related the securities in the Index, and assumes dividends have been reinvested into the Index. The Index uses primary market prices converted into U.S. dollars at that day’s exchange rate.

The Entrepreneur Non-US Small Cap Index is constructed using a rules-based methodology that purchases equity securities of non-U.S. companies, as discussed below, with a market capitalization between $300 million and $5 billion USD (the “Index Universe”).  Non-U.S. companies are issuers tied economically to countries other than the U.S.  The equity securities (including common stocks, preferred stocks, convertible preferred stocks, and warrants) of non-U.S. companies that are part of the Index Universe include equity securities of such companies that trade on major Global exchanges, and indirect investments such as American Depositary Receipts (ADRs) (sponsored only) and Global Depositary Receipts (GDRs) (sponsored only).  ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States.  GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

The Entrepreneur Non-U.S. Small Cap Index ranks the non-U.S. companies in the Index Universe by assigning to them percentile weights for each of the six investment style factors, described below, with greater weighting given to the compensation and ownership investment style factors.  After the top 50 non-U.S. companies are identified from the Index Universe, these companies will comprise the Entrepreneur Non-U.S. Small Cap Index, subject to selecting the next highest scoring company in the event the top fifty would result in the Fund having more than 30% of its portfolio invested in emerging market countries, as discussed below, more than 15% in any one country, or more than 35% in any one sector.

The Fund may invest in non-U.S. securities of issuers tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the Fund, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. With regard to the maximum percentage limitation on investments in emerging market securities, the Fund calculates those limitations by defining “emerging market securities” as securities issued by companies located in emerging market countries.

The six investment style factors, which are sometimes referred to as the entrepreneurial standards, are: (1) Compensation, which ranks companies in the Index Universe based on how their annual compensation, salary, bonus, stock options and other compensation criteria compare to other companies in the Index Universe. For example, a company with executive compensation among its top five executives that is relatively lower than that of the other companies in the Index Universe will receive a higher weighting. (2) Ownership, which ranks companies in the Index Universe based on how much ownership of such companies is held among all key investors and stakeholders. For example, a company with ownership levels among its top ten stakeholders that is higher than that of other companies in the Index Universe will receive a higher weighting. (3) Management, which ranks companies in the Index Universe based on how the professional title and overall duration of their management compare to other companies in the Index Universe. For example, a company with lower turnover among its top five executives than other companies in the Index Universe will receive a higher weighting. (4) Revenue, which ranks companies in the Index Universe based on how their revenue over a static threshold compares to other companies in the Index Universe. For example, a company whose revenue and growth of revenue, as compared to predetermined benchmarks, is higher than that of the other companies in the Index Universe will receive a higher weighting. (5) Profitability, which ranks companies in the Index Universe based on how their net income over a static threshold compare to other companies in the Index Universe. For example, a company whose net income, as compared to predetermined benchmarks, is higher than that of the other companies in the Index Universe will receive a higher weighting. (6) Company Statistics, which ranks companies in the Index Universe based on how their corporate structure, and other company statistics, compare to those of other companies in the Index Universe. For example, a company whose corporate structure, based on predetermined standards, more closely matches such standards when compared to other companies in the Index Universe will receive a higher weighting.

As of September 1, 2018, the Index Universe consisted of 144 component securities. The Entrepreneur Non-US Small Cap Index is rebalanced and reconstituted on a quarterly basis (following the close of trading on the second Friday in March, June, September and December). The Fund will rebalance quarterly around the same time the Index is rebalanced.

To the extent that the Entrepreneur Non-US Small Cap Index is concentrated in a particular industry, the Fund also will be concentrated in that industry, which may expose the Fund to a greater risk of loss than if its investments were diversified across different industry sectors.  It is not anticipated that the Fund will be concentrated upon launch.

The Fund’s intention is to replicate the constituent securities of the Entrepreneur Non-US Small Cap Index as closely as possible, and the Advisor uses a “passive” or indexing approach to try to achieve the Fund’s investment objective.  So, the adverse financial situation of a company will not result in its elimination from the Fund’s portfolio unless the company is removed from the Entrepreneur Non-US Small Cap Index.  When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Entrepreneur Non-US Small Cap Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index.  The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.  The Fund expects that over time, if it has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Entrepreneur Non-US Small Cap Index will be 0.95 or better.  A perfect correlation of 1.0 is unlikely as the Fund incurs operating and trading expenses unlike the Entrepreneur Non-US Small Cap Index.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.  So, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Principal Risks of Investing in the Fund
Investors in the Fund may lose money. The Fund is subject to principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. These risks include:

•	Absence of Prior Active Market Risk:
Although the Shares are approved for listing on the NYSE Arca, there can be no assurance that an active trading market will develop and be maintained for the Shares. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

•	Index Risk:
The performance of the Entrepreneur Non-US Small Cap Index and the Fund may deviate from that of the market the Entrepreneur Non-US Small Cap Index seeks to track due to changes that are reflected in the market more quickly than the Entrepreneur Non-US Small Cap Index.  The Entrepreneur Non-US Small Cap Index is rebalanced and reconstituted on a quarterly basis.

•	Index Tracking Risk:
The Fund’s return may not match the return of the Entrepreneur Non-US Small Cap Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Entrepreneur Non-US Small Cap Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Entrepreneur Non-US Small Cap Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, gains or losses, changes to the Entrepreneur Non-US Small Cap Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

•	Indexing and Passive Investment Risk:
The Advisor uses a passive indexing strategy — either replication or representative sampling — to manage the Fund. The Fund invests in the securities included in, or representative of, the Entrepreneur Non-US Small Cap Index regardless of their investment merit. The Fund is not actively managed. Therefore, unless a specific security is removed from the Entrepreneur Non-US Small Cap Index, or the selling of shares of that security is otherwise required upon a rebalancing of the Entrepreneur Non-US Small Cap Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Entrepreneur Non-US Small Cap Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. An investment in the Fund involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. It is anticipated that the value of Fund Shares will decline, more or less, in correspondence with any decline in value of the Entrepreneur Non-US Small Cap Index. The Entrepreneur Non-US Small Cap Index may not contain the appropriate mix of securities for any particular point in the business cycle of the overall economy, particular economic sectors, or narrow industries within which the commercial activities of the companies composing the portfolio securities holdings of the Fund are conducted. Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

•	New ETF Provider:
The Advisor has only recently begun serving as an investment adviser to ETFs, which may limit the Adviser’s effectiveness. Additionally, the index provider has no prior experience serving as an index provider to an ETF, which may limit the index provider’s effectiveness

•	Common Stock Risk:
Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

•	Small and Medium Sized Companies Risk:
The Fund invests in small and medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

•	Market Risk:
The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/ or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

•	Foreign Securities Risk:
The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks that are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, Foreign Companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.  Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

•	Emerging Markets Risk:
Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.  Such a delay could result in possible liability to a purchaser of the security.

•	Liquidity Risk:
When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

•	Concentration Risk:
To the extent that the Entrepreneur Non-US Small Cap Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

•	American Depositary Receipts:
Sponsored and unsponsored ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. The Fund invests only in sponsored ADRs. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. One risk of investing in an ADR is the political risk of the home country. Instability in the home country increases the risk of investing in an ADR. Another risk is exchange rate risk. ADR shares track the shares in the home country. If a country's currency is devalued, it will trickle down to the ADR. This can result in a significant loss, even if the company had been performing well. Another related risk is inflationary risk. Inflation is the rate at which the general level of prices for goods and services is rising and, subsequently, purchasing power is falling. Inflation can have a serious negative impact on business because the currency of a country with high inflation becomes less and less valuable each day.

•	Early Closing Risk:
An unanticipated early closing of the NYSE Arca may result in a shareholder’s inability to buy or sell Shares on that day in the Secondary Market, although non-institutional investors may still be able to redeem their Shares directly to the Fund and institutional investors may redeem through Authorized Participants.

•	Exchange-Traded Fund Risk:
The Fund’s Shares may trade at a premium or discount to their NAV. Also, an active market for the Fund’s Shares may not develop and market trading may be halted if trading in one or more of the Fund’s underlying securities is halted.

•	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk:
Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for Shares of the Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in Shares of a Fund and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of a Fund’s Shares and the value of its underlying securities. If the securities in the Fund’s portfolio are traded outside a collateralized system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

•	Asset Class Risk:
The returns from the types of securities in which the Fund invests may under-perform returns from the various general securities markets or different asset classes. This may cause the Fund to under-perform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better — or worse — than the general securities markets. In the past, these periods have lasted for as long as several years.

•	Issuer Risk:
The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

•	Trading Price Risk:
Shares of the Fund may trade on the NYSE Arca (referred to herein as the “Exchange”) above or below (i.e., at a premium or discount to) their NAV. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all. In stressed market conditions, the market for a Fund’s Shares may become less liquid in response to deteriorating liquidity in markets for underlying portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of such Fund’s portfolio holdings. The market price of the Fund’s Shares may deviate from the value of such Fund’s underlying holdings, particularly during times of market stress, so, as a result, investors in the Fund may receive significantly more or significantly less than the value of its underlying securities.

Where the securities held by the Fund trade on foreign exchanges that are closed when the Exchange is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market), resulting in premiums or discounts to the Fund’s net asset value that may be greater than those experienced by other ETFs.

The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at, or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Entrepreneur Non-US Small Cap Index an Index trading at any point in time. The market prices of Shares may deviate significantly from the Fund’s NAV of the shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses.

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.  Updated performance information will be available on the Fund’s website at www.ershares.com.